Called up share capital and other equity instruments - Called up share capital and share premium (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Issued Capital [Roll Forward]
Issued capital	£ 797	£ 797
Share premium	420	0
Called up share capital and share premium	£ 1,217	£ 797
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share)	£ 1.00
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding balance (in shares)	796,969,112	796,969,111	796,969,111
Reconciliation of Issued Capital [Roll Forward]
Issued capital	£ 797	£ 797	£ 797
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share)	£ 0.01
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding balance (in shares)	35,000,000	35,000,000
Reconciliation of Issued Capital [Roll Forward]
Issued capital	£ 172	£ 172